Financial instruments - Categories of financial instruments (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost	€ 719.8	€ 327.6	€ 403.7	€ 219.2
Financial assets at amortised cost	747.8	395.3
Loans and receivables	91.1	30.6
Financial liabilities at amortised cost	(2,347.2)	(2,310.1)
Financial assets (liabilities) at fair value through profit or loss	3.6	4.3
Financial assets (liabilities) at fair value through other comprehensive income	(13.1)	7.9
Total	(1,517.8)	(1,872.0)
Contract liabilities	107.8	165.1
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost	0.0	0.0
Loans and receivables	0.0	0.0
Financial assets at fair value through profit or loss	3.6	4.6
Derivative financial assets held for hedging	30.7	44.5
Financial assets	34.3	49.1
Trade receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	112.5	98.3
Financial assets at fair value through profit or loss	6.6	0.0
Financial assets at fair value through other comprehensive income	0.0	0.0
Financial assets	119.1	98.3
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	635.3	297.0
Financial assets at fair value through profit or loss	84.5	30.6
Financial assets at fair value through other comprehensive income	0.0	0.0
Financial assets	719.8	327.6
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	0.0	(0.3)
Financial liabilities at fair value through other comprehensive income	(43.8)	(36.6)
Financial liabilities at amortised cost	0.0	0.0
Financial liabilities	(43.8)	(36.9)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(475.1)	(534.9)
Financial liabilities	(475.1)	(534.9)
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(1,872.1)	(1,775.2)
Financial liabilities	€ (1,872.1)	€ (1,775.2)